Intangible asset	12 Months Ended
Dec. 31, 2020
Intangible asset.
Intangible asset

19. Intangible asset

	2020	2019
	$'000	$'000
At January 1	8,703	18,198
Amortization	(8,703)	(9,495)
At December 31	-	8,703

	2020	2019
	$'000	$'000
Acquisition of subsidiary	39,666	39,666
Accumulated amortization	(39,666)	(30,963)
Net book value December 31	-	8,703

Burford acquired Gerchen Keller Capital (GKC) on December 14, 2016. The intangible asset represents an assessment, for accounting purposes, of the value of GKC’s future asset management income at the date of acquisition. The intangible asset had an estimated useful life extending to 2020 and was being amortized over this period, in accordance with revenue generated from asset management income.